FINANCIAL INSTRUMENTS - Position of DFIs statements of financial positions, income statements, comprehensive Income (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hedge accounting
Financial assets	$ 1,646,905	$ 879,011
Financial results	748,840	(1,914,786)	$ 1,817,071
Other comprehensive income (loss)	87,348	(306,045)	211,476
Borrowings: DFI
Hedge accounting
Foreign currency exchange effect	(32,864)	(71)	22,722
Interests on borrowings		3,613	(3,558)
Financial results	(32,864)	3,542	19,164
DFI effects classified as hedges		(7,778)	3,761
Other comprehensive income (loss)		(7,778)	$ 3,761
Other receivables: DFI
Hedge accounting
Financial assets	168
At fair value
Hedge accounting
Financial assets	463,457	$ 142,125
At fair value | Other receivables: DFI
Hedge accounting
Financial assets, current	$ 168